Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 723,884,000	$ 418,000,000	$ 0
Amortization expense	556,934,000	$ 663,474,000	$ 553,563,000
2026	401,000,000.0
2027	341,900,000
2028	330,000,000.0
2029	314,900,000
2030	294,100,000
Thereafter	$ 2,075,300,000